Class A Class C and Investor Class [Member] Expense Example, No Redemption - Class A, Class C and Investor Class - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 721
Expense Example, No Redemption, 3 Years	1,115
Expense Example, No Redemption, 5 Years	1,533
Expense Example, No Redemption, 10 Years	2,695
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	230
Expense Example, No Redemption, 3 Years	848
Expense Example, No Redemption, 5 Years	1,492
Expense Example, No Redemption, 10 Years	2,877
Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	853
Expense Example, No Redemption, 10 Years	$ 1,903